Balance Sheet Components - Summary of Accrued liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Accrued Liabilities [Line Items]
Accrued clinical trial and manufacturing costs	$ 5,667	$ 6,472	$ 4,818
Accrued personnel costs	1,034	1,172	1,142
Other accrued liabilities	796	844	637
Total accrued liabilities	$ 7,497	$ 8,488	$ 6,597